Income taxes	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Income taxes

Note 21 Income taxes
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$5,534	$4,829
Adjustments for prior years	106	298
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(4)	(4)
	5,636	5,123
Deferred tax
Origination and reversal of temporary difference	(118)	(1,118)
Adjustments for prior years	(235)	(383)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(1)	–
	(354)	(1,501)
	5,282	3,622
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	219	302
Provision for credit losses recognized in income	(1)	(3)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(39)	(39)
Unrealized foreign currency translation gains (losses)	1	(11)
Net foreign currency translation gains (losses) from hedging activities	(118)	(195)
Reclassification of losses (gains) on net investment hedging activities to income	–	–
Net gains (losses) on derivatives designated as cash flow hedges	287	105
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(255)	(309)
Remeasurement gains (losses) on employee benefit plans	124	202
Net gains (losses) from fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	(342)	(399)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	39	43
Share-based compensation awards	(36)	(12)
Distributions on other equity instruments and issuance costs	(134)	(69)
	(255)	(385)
Total income taxes	$5,027	$3,237

The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory tax rate.
Reconciliation to statutory tax
rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2025		October 31, 2024
Income taxes at Canadian statutory tax rate	$7,105	27.7%	$5,502	27.7%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries (1)	(1,810)	(7.1)	(1,971)	(9.9)
Tax-exempt income from securities	(34)	(0.1)	(52)	(0.3)
Other	21	0.1	143	0.7
Income taxes in Consolidated Statements of Income / effective tax rate	$5,282	20.6%	$3,622	18.2%

(1)	Includes Pillar Two current tax expense. The Organisation for Economic Co-operation and Development’s two-pillar plan to combat tax base erosion and profit sharing includes a
15
% global minimum corporate tax on certain multinational enterprises (Pillar Two). Pillar Two legislation in certain countries in which RBC operates became effective for us beginning November 1, 2024, including under the Global Minimum Tax Act in Canada. Pillar Two current tax expense includes both domestic top up taxes payable in foreign jurisdictions and income taxes payable in Canada under the Income Inclusion Rule. Pillar Two current tax expense increased RBC’s effective tax rate by approximately
1.4
% for the year ended October 31, 2025 (October 31, 2024 – not applicable).
The effective income tax rate of 20.6% increased 240 bps, primarily due to higher income in higher tax rate jurisdictions and the impact of Pillar Two legislation.
Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.
Significant components of deferred tax assets and
liabilities

	As at and for the year ended October 31, 2025

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,394	$–	$150	$2	$–	$1,546
Deferred compensation	2,167	36	243	34	–	2,480
Business realignment charges	43	–	22	1	–	66
Tax loss and tax credit carryforwards	331	–	20	2	–	353
Deferred (income) expense	1,318	8	(433)	7	–	900
Financial instruments measured at fair value through other comprehensive income	(158)	(93)	9	15	–	(227)
Premises and equipment and intangibles	(1,476)	–	182	(26)	–	(1,320)
Pension and post-employment related	(463)	(127)	33	(1)	–	(558)
Other	630	2	128	2	–	762
	$3,786	$(174)	$354	$36	$–	$4,002
Comprising
Deferred tax assets	$4,328					$4,486
Deferred tax liabilities	(542)					(484)
	$3,786					$4,002

	As at and for the year ended October 31, 2024

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Acquisitions/ disposals	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,174	$4	$217	$(1)	$–	$1,394
Deferred compensation	1,522	12	614	19	–	2,167
Business realignment charges	23	–	16	–	4	43
Tax loss and tax credit carryforwards	261	–	71	(1)	–	331
Deferred (income) expense	651	4	641	2	20	1,318
Financial instruments measured at fair value through other comprehensive income	(321)	164	(1)	–	–	(158)
Premises and equipment and intangibles	(967)	–	136	(22)	(623)	(1,476)
Pension and post-employment related	(333)	(206)	20	(1)	57	(463)
Other	680	–	(213)	–	163	630
	$2,690	$(22)	$1,501	$(4)	$(379)	$3,786
Comprising
Deferred tax assets	$3,116					$4,328
Deferred tax liabilities	(426)					(542)
	$2,690					$3,786

The
tax loss and tax credit carryforwards amount of deferred tax assets primarily relates to losses and tax credits in our Canadian, U.S., and Caribbean operations. Deferred tax assets of $
353
 million were recognized at October 31, 2025 (October 31, 2024 – $
331
million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in relation to such support.
As at October 31, 2025, unused tax losses and tax credits of $408 million and $18 million (October 31, 2024 – $412 million and $18 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. There are no unused tax losses that will expire within one year (October 31, 2024 – $nil), or in two to four years (October 31, 2024 – $nil) and there are $408 million of unused tax losses that will expire after four years (October 31, 2024 – $412 million). There are no tax credits that will expire in one year (October 31, 2024 – $nil), or in two to four years
(October 31,
2024 – $
nil
) and there are $
18
 million that will expire after four years (October 31, 2024 – $
18
million).
The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $37 billion as at October 31, 2025 (October 31, 2024 – $30 billion).
Tax examinations and assessments
During the year, we received a reassessment from the Canada Revenue Agency (CRA) in respect of the
2020
taxation year, which suggested that Royal Bank of Canada owes additional taxes of approximately $411 million as the CRA denied the deductibility of certain dividends. The reassessment received is consistent with the reassessments received for taxation years 2012 to
2019
of approximately $2,133 million of additional income taxes and the reassessments received for taxation years 2009 to 2011 of approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years.
Legislative amendments introduced in the 2015 Canadian Federal Budget resulted in disallowed deduction of dividends from transactions with Taxable Canadian Corporations including those hedged with Tax Indifferent Investors, namely pension funds and non-resident
entities with prospective application effective May 1, 2017. The dividends to which the reassessments relate include both dividends in transactions similar to those which are the target of the 2015 legislative amendments and dividends which are unrelated to the legislative amendments.
It is possible that the CRA will reassess us for significant additional income tax for subsequent years
on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.